Accounts Payable and Accrued Liabilities (Details Textual) (Common Stock [Member])	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Accounts Payable And Accrued Liabilities [Line Items]
Issuance of stock for settlement of accounts payable (in shares)	500,000	500,000
Issuance of shares for settlement of accounts payable	$ 253,050	250,000